Summary of significant accounting policies - Additional Information (Detail) - USD ($)	12 Months Ended					18 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Jun. 15, 2017	Dec. 31, 2014
Accounting Policies and General Information [Line Items]
Allowance for doubtful accounts	$ 31,000		$ 119,000		$ 126,000		$ 131,000
Impairment of long-term investments	596,000
Goodwill impairment losses	0		0
Sales rebates provided to the agencies and advertisers	440,000		15,000		1,179,000
Net gains from barter transactions					137,000
Net proceeds from barter transactions					409,000
Barter transaction cost					247,000
Business tax and surcharge on barter transactions					25,000
External advertising and market promotion expenses from continuing operations	$ 10,345,000		6,666,000		6,019,000
Value added tax on revenues	17.00%
Value added tax on sub-licensing revenues	6.00%
Employee benefit costs	$ 10,123,000		$ 8,645,000		$ 5,176,000
Statutory general reserve rate	10.00%
Statutory general reserve rate of registered capital	50.00%
Dividends declared	$ 0		$ 0		$ 0
Income (Loss) from Equity Method Investments	$ (1,875,000)	[1]	$ (195,000)	[1]	$ (12,000)
Impairment of Intangible Assets, Finite-lived	4,833,000
Disposal Group, Including Discontinued Operation, Revenue	11,428,000		15,981,000		25,160,000
Advertising Revenue	22,484,000		16,874,000		4,802,000
Beijing Millet Technology Co., Ltd. [Member]
Accounting Policies and General Information [Line Items]
Advertising Revenue						$ 5,800,000
Non Compete Agreement [Member]
Accounting Policies and General Information [Line Items]
Impairment of Intangible Assets, Finite-lived	322,000
Related Technology [Member]
Accounting Policies and General Information [Line Items]
Impairment of Intangible Assets, Finite-lived	1,381,000
Trademarks [Member]
Accounting Policies and General Information [Line Items]
Impairment of Intangible Assets, Finite-lived	3,232,000
Big Data [Member]
Accounting Policies and General Information [Line Items]
Income (Loss) from Equity Method Investments	1,300,000
Online game licenses [Member]
Accounting Policies and General Information [Line Items]
Impairment of intangible assets	$ 765,000		$ 721,000		$ 770,000
Domain name [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	5 years
Land use right [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	30 years

[1]	In 2016, the Group made an equity investment in a privately-held company, Big Data, of USD 1,442,000 for 43.16% equity interest. The Group classified Big Data as an equity method investment as it had only significant influence instead of control over Big Data. In January of 2017, Big Data issued certain new shares to a third party and its original shareholders and the Group’s interest in Big Data diluted from 43.16% to 28.77% with a dilution gain of USD 326,000 arising from the deemed disposal. As at December 31, 2017, the Group recognized full impairment of USD 1,251,000 for its interest in Big Data as share of loss from equity investees after taking into account the latest operation status and financial position of Big Data.